GOF SA-8
GOF SAA-4



                SUPPLEMENT DATED SEPTEMBER 1, 2005
 TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF
                     EACH OF THE LISTED FUNDS

          FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

                FRANKLIN CALIFORNIA TAX-FREE TRUST
         Franklin California Insured Tax-Free Income Fund
    Franklin California Intermediate-Term Tax-Free Income Fund
       Franklin California Limited-Term Tax-Free Income Fund
             Franklin California Tax-Exempt Money Fund

                   FRANKLIN CAPITAL GROWTH FUND

                  FRANKLIN CUSTODIAN FUNDS, INC.
                      Franklin DynaTech Fund
                       Franklin Growth Fund
                       Franklin Income Fund
             Franklin U.S. Government Securities Fund
                      Franklin Utilities Fund

                    FRANKLIN FEDERAL MONEY FUND

                       FRANKLIN GLOBAL TRUST
             Fiduciary European Smaller Companies Fund
       Fiduciary Large Capitalization Growth and Income Fund
                Fiduciary Small Capitalization Fund
                 Fiduciary Core Fixed Income Fund
               Fiduciary Core Plus Fixed Income Fund
                    Fiduciary High Income Fund
       Franklin International Smaller Companies Growth Fund

               FRANKLIN GOLD & PRECIOUS METALS FUND

                    FRANKLIN HIGH INCOME TRUST
                  Franklin's AGE High Income Fund

                FRANKLIN INVESTORS SECURITIES TRUST
        Franklin Adjustable U.S. Government Securities Fund
               Franklin Convertible Securities Fund
                    Franklin Equity Income Fund
             Franklin Floating Rate Daily Access Fund
     Franklin Limited Maturity U.S. Government Securities Fund
              Franklin Low Duration Total Return Fund
                     Franklin Real Return Fund
                    Franklin Total Return Fund

                      FRANKLIN MANAGED TRUST
                  Franklin Rising Dividends Fund

                        FRANKLIN MONEY FUND

                FRANKLIN MUNICIPAL SECURITIES TRUST
           Franklin California High Yield Municipal Fund
              Franklin Tennessee Municipal Bond Fund

                   FRANKLIN MUTUAL RECOVERY FUND

                 FRANKLIN NEW YORK TAX-FREE TRUST
              Franklin New York Tax-Exempt Money Fund
          Franklin New York Insured Tax-Free Income Fund
     Franklin New York Intermediate-Term Tax-Free Income Fund
        Franklin New York Limited Term Tax-Free Income Fund

               FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                  FRANKLIN TAX-EXEMPT MONEY FUND

                      FRANKLIN TAX-FREE TRUST
               Franklin Alabama Tax-Free Income Fund
               Franklin Arizona Tax-Free Income Fund
              Franklin Colorado Tax-Free Income Fund
             Franklin Connecticut Tax-Free Income Fund
               Franklin Double Tax-Free Income Fund
                Franklin Federal Intermediate-Term
                       Tax-Free Income Fund
                   Franklin Federal Limited-Term
                       Tax-Free Income Fund
           Franklin Florida Insured Tax-Free Income Fund
               Franklin Florida Tax-Free Income Fund
               Franklin Georgia Tax-Free Income Fund
             Franklin High Yield Tax-Free Income Fund
               Franklin Insured Tax-Free Income Fund
              Franklin Kentucky Tax-Free Income Fund
              Franklin Louisiana Tax-Free Income Fund
              Franklin Maryland Tax-Free Income Fund
                  Franklin Massachusetts Insured
                       Tax-Free Income Fund
          Franklin Michigan Insured Tax-Free Income Fund
                    Franklin Minnesota Insured
                       Tax-Free Income Fund
              Franklin Missouri Tax-Free Income Fund
             Franklin New Jersey Tax-Free Income Fund
           Franklin North Carolina Tax-Free Income Fund
            Franklin Ohio Insured Tax-Free Income Fund
               Franklin Oregon Tax-Free Income Fund
            Franklin Pennsylvania Tax-Free Income Fund
              Franklin Virginia Tax-Free Income Fund

             FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
            Franklin Templeton Conservative Target Fund
           Franklin Templeton Corefolio Allocation Fund
         Franklin Templeton Founding Funds Allocation Fund
               Franklin Templeton Growth Target Fund
              Franklin Templeton Moderate Target Fund
          Franklin Templeton Perspectives Allocation Fund

                  FRANKLIN TEMPLETON GLOBAL TRUST
               Franklin Templeton Hard Currency Fund

              FRANKLIN TEMPLETON INTERNATIONAL TRUST
             Templeton Foreign Smaller Companies Fund
                 Templeton Global Long-Short Fund

                FRANKLIN TEMPLETON MONEY FUND TRUST

                  FRANKLIN VALUE INVESTORS TRUST
              Franklin Balance Sheet Investment Fund
                   Franklin Large Cap Value Fund
                   Franklin MicroCap Value Fund
                   Franklin Small Cap Value Fund
                    Franklin MidCap Value Fund

                   INSTITUTIONAL FIDUCIARY TRUST
                    Franklin Cash Reserves Fund
          Franklin Structured Large Cap Core Equity Fund
         Franklin Structured Large Cap Growth Equity Fund
                      Money Market Portfolio

                    TEMPLETON CHINA WORLD FUND

                TEMPLETON DEVELOPING MARKETS TRUST

                       TEMPLETON FUNDS, INC.
                      Templeton Foreign Fund
                       Templeton World Fund

                 TEMPLETON GLOBAL INVESTMENT TRUST
               Templeton International (Ex EM) Fund
                       Templeton Income Fund

               TEMPLETON GLOBAL OPPORTUNITIES TRUST

              TEMPLETON GLOBAL SMALLER COMPANIES FUND

                    TEMPLETON GROWTH FUND, INC.

                      TEMPLETON INCOME TRUST
                    Templeton Global Bond Fund

The Statement of Additional Information is amended as follows:

I. The following changes apply in the section "Officers and Directors" or "Officers and Trustees":

     a. Frank H. Abbott III, director or trustee, as the case may be, died on June 30, 2005.

     b. Frank A. Olson is added as Trustee/Director to Franklin Capital Growth Fund, Franklin Global Trust, Franklin Gold and Precious Metals Fund, Franklin Investors Securities Trust, Franklin Municipal Securities Trust, Franklin Templeton Money Fund Trust, and Institutional Fiduciary Trust as follows:

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                                    NUMBER OF
                                   PORTFOLIOS
                                    IN FUND
                                    COMPLEX
 NAME, YEAR                LENGTH   OVERSEEN     OTHER
OF BIRTH AND              OF TIME   BY BOARD  DIRECTORSHIPS
  ADDRESS     POSITION    SERVED    MEMBER*      HELD
-----------------------------------------------------------------
Frank A.      Trustee/     Since     96        Director, White
Olson         Director     June 2005           Mountains
(1932)                                         Insurance Group,
One Franklin                                   Ltd. (holding
Parkway San                                    company),
Mateo, CA                                      Amerada Hess
94403-1906                                     Corporation
                                               (exploration and
                                               refining of oil
                                               and gas) and
                                               Sentient Jet
                                               (private jet
                                               service); and
                                               FORMERLY,
                                               Director, Becton
                                               Dickinson and
                                               Company (medical
                                               technology),
                                               Cooper
                                               Industries, Inc.
                                               (electrical
                                               products and
                                               tools and
                                               hardware),
                                               Health Net, Inc.
                                               (formerly,
                                               Foundation
                                               Health)
                                               (integrated
                                               managed care),
                                               The Hertz
                                               Corporation,
                                               Pacific
                                               Southwest
                                               Airlines, The
                                               RCA Corporation,
                                               Unicom
                                               (formerly,
                                               Commonwealth
                                               Edison) and UAL
                                               Corporation
                                               (airlines).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since
2000) (Chairman of the Board (1980-2000) and Chief Executive
Officer (1977-1999)); and FORMERLY, Chairman of the Board,
President and Chief Executive Officer, UAL Corporation
(airlines).
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c. Edith E.  Holiday  is added as a  Trustee/Director  to  Franklin
Federal Money Fund, Franklin High Income Trust, Franklin Money Fund, Franklin New York Tax-Free Trust, Franklin Templeton Money Fund Trust, Institutional Fiduciary Trust and The Money Market Portfolios as follows:

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                                    NUMBER OF
                                   PORTFOLIOS
                                    IN FUND
                                    COMPLEX
 NAME, YEAR               LENGTH    OVERSEEN     OTHER
OF BIRTH AND              OF TIME   BY BOARD  DIRECTORSHIPS
  ADDRESS     POSITION    SERVED    MEMBER*      HELD
-----------------------------------------------------------------
Edith E.      Trustee/     Since     135       Director,
Holiday       Director     June/July           Amerada Hess
(1952)                     2005                Corporation
One Franklin                                   (exploration and
Parkway                                        refining of oil
San Mateo,                                     and gas), H.J.
CA 94403-1906                                  Heinz Company
                                               (processed foods
                                               and allied
                                               products), RTI
                                               International
                                               Metals, Inc.
                                               (manufacture and
                                               distribution of
                                               titanium),
                                               Canadian
                                               National Railway
                                               (railroad), and
                                               White Mountains
                                               Insurance Group,
                                               Ltd. (holding
                                               company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
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      d.  Robert F. Carlson is added as a Trustee to Franklin
Templeton Fund Allocator Series as follows:

-----------------------------------------------------------------

                                    NUMBER OF
                                   PORTFOLIOS
                                    IN FUND
                                    COMPLEX
 NAME, YEAR                LENGTH   OVERSEEN     OTHER
OF BIRTH AND              OF TIME   BY BOARD  DIRECTORSHIPS
  ADDRESS     POSITION    SERVED    MEMBER*      HELD
-----------------------------------------------------------------
Robert F.     Trustee     Since      57        None
Carlson                   June/July
(1928)                    2005
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of
Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board,
Sutter Community Hospitals; member, Corporate Board, Blue
Shield of California; and Chief Counsel, California Department
of Transportation.
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      e.  William J. Lippman resigned as Trustee of Franklin New
York Tax-Free Trust.

      f.  Edward B. Jamieson resigned as Trustee of Franklin
Investors Securities Trust.

      g.  Harmon E. Burns resigned as Trustee of Franklin
Strategic Series & Franklin Templeton International Trust.

      h. Martin L. Flanagan resigned as Director/Trustee and Officer, as the case may be.

II. For all funds that are offered with an initial sales charge, the bullet that begins with "Trust companies and bank trust departments investing assets..." under the section "Buying and Selling Shares - Contingent deferred sales charge - CDSC waivers" or "How to Buy and Exchange Shares? - Early Withdrawal Charge waivers" is deleted and the following is added under the section "Buying and Selling Shares - Waivers for certain investors" or "How to Buy and Exchange Shares? - Waiver for certain investors":


o A trust company or bank trust department with an aggregate value of at least $1 million invested in Franklin Templeton funds beneficially owned by two or more owners who are customers of the trust company or bank trust department and over which the trust companies and bank
    trust departments have investment discretion.    Accounts
    established as a single trust will pay the public offering price based on the amount invested in Franklin Templeton funds.







         PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.